Taxes - Schedule of PRC Statutory Rates to the Company’s Effective Tax Rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of PRC Statutory Rates to the Company’s Effective Tax Rate [Abstract]
Benefit expense computed based on PRC statutory rate		$ (987,559)	$ (1,410,804)	$ (440,955)
Tax effect of different tax rates in other jurisdictions		116,027	601,772	8,384
Impact of preferential tax		585,436
Impact of tax rate change		792,201
Tax effect of unrecognized loss		206,296	632,545	352,703
Change in valuation allowance		(704,433)	228,862	409,099
Non-deductible items and others	[1]	10,649	84,463	25,298
Income taxes provision		$ 18,617	$ 136,838	$ 354,529

[1]	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.